FAIR VALUE AND RISK MANAGEMENT - Contractual Maturities (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Contractual maturities
Unsecured debentures	$ 650,000
Unsecured term loans	552,414
Cross currency interest rate swaps	104,757	$ 61,466
Unsecured debentures, net of cross currency interest rate swap savings	73,387
Unsecured term loans, net of cross currency interest rate swap savings	59,275
Accounts payable and accrued liabilities	41,967	43,342
Distributions payable	24,357	$ 10,647
Total payments	1,506,157
Not later than 1 year
Contractual maturities
Unsecured debentures, net of cross currency interest rate swap savings	17,497
Unsecured term loans, net of cross currency interest rate swap savings	9,784
Accounts payable and accrued liabilities	40,177
Distributions payable	24,357
Total payments	91,815
2020
Contractual maturities
Unsecured debentures, net of cross currency interest rate swap savings	17,497
Unsecured term loans, net of cross currency interest rate swap savings	9,784
Accounts payable and accrued liabilities	1,560
Total payments	28,841
2021
Contractual maturities
Unsecured debentures	250,000
Cross currency interest rate swaps	26,877
Unsecured debentures, net of cross currency interest rate swap savings	17,497
Unsecured term loans, net of cross currency interest rate swap savings	9,784
Accounts payable and accrued liabilities	230
Total payments	304,388
2022
Contractual maturities
Unsecured term loans	252,414
Cross currency interest rate swaps	3,826
Unsecured debentures, net of cross currency interest rate swap savings	10,448
Unsecured term loans, net of cross currency interest rate swap savings	9,784
Total payments	276,472
2023
Contractual maturities
Unsecured debentures	400,000
Cross currency interest rate swaps	56,922
Unsecured debentures, net of cross currency interest rate swap savings	10,448
Unsecured term loans, net of cross currency interest rate swap savings	6,713
Total payments	474,083
Later than 5 years
Contractual maturities
Unsecured term loans	300,000
Cross currency interest rate swaps	17,132
Unsecured term loans, net of cross currency interest rate swap savings	13,426
Total payments	$ 330,558